Credit Facilities and Lease Obligations	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Credit Facilities and Lease Obligations	CREDIT FACILITIES AND LEASE OBLIGATIONS:
    We are party to a credit agreement (Credit Facility) with Bank of America, N.A., as Administrative Agent, and the other lenders party thereto, which as of a December 2021 amendment thereto, includes a term loan in the original principal amount of $350.0 (Initial Term Loan), a term loan in the original principal amount of $365.0 (Incremental Term Loan), and a $600.0 revolving credit facility (Revolver). Prior to such amendment, the Credit Facility included the Initial Term Loan, a term loan in the original principal amount of $250.0 (Terminated Term Loan), the outstanding borrowings under which were fully repaid in December 2021 with a portion of the proceeds of the Incremental Term Loan, and commitments of $450.0 under the Revolver. The Initial Term Loan and the Incremental Term Loan are collectively referred to as the Term Loans. In June 2023 (effective for all new interest periods for existing borrowings and all new subsequent borrowings), we amended our Credit Facility (June 2023 Amendments) to replace LIBOR with the term Secured Overnight Financing Rate (SOFR) plus 0.1% (Adjusted Term SOFR). The June 2023 Amendments did not have a significant impact on our 2023 annual consolidated financial statements.
The Initial Term Loan matures in June 2025. The Incremental Term Loan and the Revolver each mature in March 2025, unless either (i) the Initial Term Loan has been prepaid or refinanced or (ii) commitments under the Revolver are available and have been reserved to repay the Initial Term Loan in full, in which case such obligations mature in December 2026.

The Incremental Term Loan requires quarterly principal repayments of $4.5625, and each of the Term Loans requires a lump sum repayment of the remainder outstanding at maturity. The Initial Term Loan required quarterly principal repayments of $0.875, all of which were paid in prior years. We are also required to make annual prepayments of outstanding obligations under the Credit Facility (applied first to the Term Loans, then to the Revolver, in the manner set forth in the Credit Facility) ranging from 0% — 50% (based on a defined leverage ratio) of specified excess cash flow for the prior fiscal year. No prepayments based on excess cash flow were required in 2021, 2022 or 2023, or will be required in 2024. In addition, prepayments of outstanding obligations under the Credit Facility (applied as described above) may also be required in the amount of specified net cash proceeds received above a specified annual threshold (including proceeds from the disposal of certain assets). No Credit Facility prepayments based on net cash proceeds were required in 2021, 2022 or 2023, or will be required in 2024. Any outstanding amounts under the Revolver are due at maturity. Except under specified circumstances, and subject to the payment of breakage costs (if any), we are generally permitted to make voluntary prepayments of outstanding amounts under the Revolver and the Term Loans without any other premium or penalty. Repaid amounts on the Term Loans may not be re-borrowed.
At December 31, 2023, the aggregate remaining mandatory principal repayments under the Credit Facility are as follows (assuming no further mandatory principal repayments are required based on excess cash flow or net cash proceeds):

	Total	2024	2025	2026
Initial Term Loan	$280.4	$—	$280.4	$—
Incremental Term Loan (i)	$328.5	$18.25	$18.25	$292.0
(i) This assumes that the conditions required for a December 2026 maturity date are satisfied. If such conditions are not satisfied, the Incremental Term Loan matures (and all amounts outstanding thereunder are payable) in March 2025.
    The Credit Facility has an accordion feature that allows us to increase the Term Loans and/or commitments under the Revolver by $150.0, plus an unlimited amount to the extent that a specified leverage ratio on a pro forma basis does not exceed specified limits, in each case on an uncommitted basis and subject to the satisfaction of certain terms and conditions. The Revolver also includes a $50.0 sub-limit for swing line loans, providing for short-term borrowings up to a maximum of ten business days, as well as a $150.0 sub-limit for letters of credit (L/Cs), in each case subject to the overall Revolver credit limit. The Revolver permits us and certain designated subsidiaries to borrow funds (subject to specified conditions) for general corporate purposes, including for capital expenditures, certain acquisitions, and working capital needs.
Borrowings under the Revolver bear interest, depending on the currency of the borrowing and our election for such currency, at: (i) LIBOR for interest periods beginning prior to the June 2023 Amendments and Adjusted Term SOFR thereafter, (ii) Base Rate, (iii) Canadian Prime, (iv) an Alternative Currency Daily Rate, or (v) an Alternative Currency Term Rate (each as defined in the Credit Facility) plus a specified margin. The margin for borrowings under the Revolver and the Incremental Term Loan ranges from 1.50% to 2.25% for LIBOR and Adjusted Term SOFR borrowings (as applicable) and Alternative Currency borrowings, and from 0.50% to 1.25% for Base Rate and Canadian Prime borrowings, in each case depending on the rate we select and our consolidated leverage ratio (as defined in the Credit Facility). Commitment fees range from 0.30% to 0.45% depending on our consolidated leverage ratio. At December 31, 2023, the Initial Term Loan bears interest at Adjusted Term SOFR plus 2.125%, and the Incremental Term Loan bears interest at Adjusted Term SOFR plus 1.75%. Prior to the December 2021 amendment of the Credit Facility, the margin for borrowings under the Revolver ranged from 0.75% to 2.5%, commitment fees ranged from 0.35% to 0.50%, in each case depending on the rate we selected and our consolidated leverage ratio, the Initial Term Loan bore interest at LIBOR plus 2.125%, and the Terminated Term Loan bore interest at LIBOR plus 2.5%. We have entered into interest rate swap agreements to hedge against our exposures to the interest rate variability on a portion of our Term Loans. See note 20 for further detail.

    We are required to comply with certain restrictive covenants under the Credit Facility, including those relating to the incurrence of certain indebtedness, the existence of certain liens, the sale of certain assets, specified investments and payments, sale and leaseback transactions, and certain financial covenants relating to a defined interest coverage ratio and leverage ratio that are tested on a quarterly basis. Our Credit Facility also prohibits share repurchases for cancellation if our leverage ratio (as defined in such facility) exceeds a specified amount (Repurchase Restriction). At December 31, 2023 and December 31, 2022, we were in compliance with all restrictive and financial covenants under the Credit Facility, and the Repurchase Restriction was not in effect.

    The obligations under the Credit Facility are guaranteed by us and certain specified subsidiaries. Subject to specified exemptions and limitations, all assets of the guarantors are pledged as security for the obligations under the Credit Facility. The Credit Facility contains customary events of default. If an event of default occurs and is continuing (and is not waived), the Administrative Agent may declare all amounts outstanding under the Credit Facility to be immediately due and payable, and may cancel the lenders’ commitments to make further advances thereunder. In the event of a payment or other specified defaults, outstanding obligations accrue interest at a specified default rate. No such defaults occurred during 2021 to 2023.
In each quarter of 2022 and 2023, we made scheduled principal repayments of $4.5625 under the Incremental Term Loan. In the fourth quarter of 2022, we also made a voluntary prepayment of $15.0 under the Initial Term Loan.
During first quarter of 2021, we repaid an aggregate of $30.0 under the Terminated Term Loan. In October 2021, we borrowed $220.0 under the Revolver to fund a portion of the PCI acquisition price (acquired in November 2021). In December 2021, upon receipt of the net proceeds from the $365.0 Incremental Term Loan, we repaid all remaining amounts outstanding under the Terminated Term Loan ($145.0) and the $220.0 borrowed under the Revolver.

In addition, we made intra-quarter borrowings under the Revolver during most quarters of 2021 to 2023, in each case drawn and repaid during the quarter of the borrowing, with no impact to the amounts outstanding at either the relevant quarter-end or year-end.

Activity under our Credit Facility for the periods indicated is set forth below:

	Revolver (i)	Term loans
Outstanding balances as of December 31, 2020	$—	$470.4
Amount repaid in Q1 2021	—	(30.0)
Amounts borrowed in Q4 2021	220.0	365.0
Amount repaid in Q4 2021	(220.0)	(145.0)
Outstanding balances as of December 31, 2021	$—	$660.4
Amount repaid in Q1 2022	—	(4.5625)
Amount repaid in Q2 2022	—	(4.5625)
Amount repaid in Q3 2022	—	(4.5625)
Amount repaid in Q4 2022	—	(19.5625)
Outstanding balances as of December 31, 2022	$—	$627.2
Amount repaid in Q1 2023	—	(4.5625)
Amount repaid in Q2 2023	—	(4.5625)
Amount repaid in Q3 2023	—	(4.5625)
Amount repaid in Q4 2023	—	(4.5625)
Outstanding balances as of December 31, 2023	$—	$608.9
(i)    In addition to borrowings for the acquisition of PCI, we drew on the Revolver for short term borrowings during most quarters of 2021, 2022 and 2023, and repaid such borrowings in full within the quarter borrowed. Such intra-quarter borrowings and repayments, other than those related to the acquisition of PCI, are offset against each other, and are excluded from this table. Intra-quarter borrowings (and repayments in equivalent amounts) in Q4 2023, Q3 2023, Q2 2023 and Q1 2023 were a cumulative aggregate of $270, $140, $200 and $281, respectively (Q4 2022, Q3 2022, Q2 2022 and Q1 2022 — $300, $359, $348 and $228, respectively; Q4 2021, Q3 2021, Q2 2021 and Q1 2021 — $300, nil, nil and nil, respectively).
The following table sets forth, at the dates shown: outstanding borrowings under the Credit Facility, excluding ordinary course L/Cs; notional amounts under our interest rate swap agreements, outstanding lease obligations; and information regarding outstanding L/Cs, surety bonds and overdraft facilities:

	Outstanding borrowings		Notional amounts under interest rate swaps (note 20)
	December 31 2022	December 31 2023	December 31 2022	December 31 2023
Borrowings under the Revolver (i)	$—	$—	$—	$—
Borrowings under the Term Loans (i)
Initial Term Loan	$280.4	$280.4	$100.0	$100.0
Incremental Term Loan	346.8	328.5	230.0	230.0
Total	$627.2	$608.9	$330.0	$330.0

Total borrowings under Credit Facility	$627.2	$608.9
Unamortized debt issuance costs related to Term Loans (i)	(3.5)	(2.6)
Lease obligations (ii)	162.4	176.5
	$786.1	$782.8
Total Credit Facility and lease obligations:
Current portion	$52.2	$51.6
Long-term portion	733.9	731.2
	$786.1	$782.8
L/Cs, surety bonds and overdraft facilities:
Outstanding L/Cs under the Revolver	$18.0	$10.5
Outstanding L/Cs and surety bonds outside the Revolver	23.8	16.5
Total	$41.8	$27.0
Available uncommitted bank overdraft facilities	$198.5	$198.5
Amounts outstanding under available uncommitted bank overdraft facilities	$—	$—
(i)    We incur debt issuance costs upon execution of, subsequent security arrangements under, and amendments to, the Credit Facility. Debt issuance costs incurred in 2023 totaling $0.2 (2022 — $0.3; 2021 — $2.2) in connection with the Revolver were deferred as other assets on our consolidated balance sheets and are amortized on a straight line basis over the term (or remaining term, as applicable) of the Revolver. Debt issuance costs incurred in 2023 totaling $0.2 (2022 — $0.3; 2021 — $1.8) in connection with our Term Loans were deferred as long-term debt on our consolidated balance sheets and are amortized over their respective terms using the effective interest rate method. In December 2021, we accelerated the amortization of $2.6 of unamortized deferred financing costs related to the termination of the Terminated Term Loan, which we recorded in other charges (see note 15).
(ii)     These lease obligations represent the present value of unpaid lease payment obligations recognized as liabilities at December 31, 2022 and December 31, 2023, respectively, which have been discounted using our incremental borrowing rate on the lease commencement dates. In addition to these lease obligations, we have commitments under additional real property leases not recognized as liabilities at December 31, 2023, because such leases had not yet commenced as of such date. A description of these leases and minimum lease payments thereunder are disclosed in note 24. At December 31, 2023, the current portion of our lease obligations was $34.6 (December 31, 2022 — $35.1) and the long-term portion was $141.9 (December 31, 2022 — $127.3).

At December 31, 2023, the contractual undiscounted cash flows for lease obligations recognized as of such date were as follows:

Years ending December 31
2024	$43.8
2025	37.5
2026	31.0
2027	21.5
2028	17.1
Thereafter	67.4
$218.3

Other lease-related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2021	2022	2023
Interest expense on lease obligations	$6.6	$8.1	$9.6
Variable lease payments not included in the measurement of lease obligations	$0.9	$1.2	$0.7
Expenses relating to short-term leases or low-value leases	$1.5	$1.8	$1.4

See note 16 for a discussion of finance costs.